Non-controlling Interest (Details) - Schedule of non-controlling interest included in the equity and the income - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Subsidiaries:
Equity	$ 84,683,000	$ 79,633,000		$ 46,163,000
Income	5,116,000	2,222,000		4,360,000
Debt instruments at FVOCI	110,000	(260,000)		(86,000)
Deferred tax	(31,000)	71,000		2,000
Total other comprehensive income	79,000	(189,000)		(84,000)
Comprehensive income	$ 5,195,000	$ 2,033,000		$ 4,276,000
Santander Corredora de Seguros Limitada [Member]
Subsidiaries:
Non- controlling %	25.00%	0.25%		0.25%
Equity	$ 174,000	$ 178,000		$ 172,000
Income	(4,000)	6,000		4,000
Debt instruments at FVOCI	(4,000)	1,000		(2,000)
Deferred tax	1,000
Total other comprehensive income	(3,000)	1,000		(2,000)
Comprehensive income	$ (7,000)	$ 7,000		$ 2,000
Santander Corredores de Bolsa Limitada [Member]
Subsidiaries:
Non- controlling %	4941.00%	49.41%		49.41%
Equity	$ 22,614	$ 22,301,000		$ 21,673,000
Income	351,000	625,000		755,000
Debt instruments at FVOCI	(38,000)	(261,000)		(84,000)
Deferred tax	9,000	71,000		2,000
Total other comprehensive income	(29,000)	(190,000)		(82,000)
Comprehensive income	$ 322,000	$ 435,000		$ 673,000
Santander Asesorias Financieras Limitada [Member]
Subsidiaries:
Non- controlling %	97.00%	0.97%	[1]
Equity	$ 493,000	$ 498,000	[1]
Income	(5,000)	9,000	[1]
Debt instruments at FVOCI	152,000		[1]
Deferred tax	(41,000)		[1]
Total other comprehensive income	111,000		[1]
Comprehensive income	$ 106,000	$ 9,000	[1]
Santander S.A. Sociedad Securitizadora [Member]
Subsidiaries:
Non- controlling %	36.00%	0.36%		0.36%
Equity	$ 2,000	$ 2,000		$ 2,000
Income
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income
Klare Corredora de Seguros S.A. [Member]
Subsidiaries:
Non- controlling %	4990.00%	49.90%
Equity	$ 2,902	$ 3,782,000
Income	(880,000)	(503,000)
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income	$ (880,000)	$ (503,000)
Santander Consumer Chile S.A. [Member]
Subsidiaries:
Non- controlling %	4900.00%	49.00%	[2]
Equity	$ 29,649	$ 24,564,000	[2]
Income	5,619,000	1,544,000	[2]
Debt instruments at FVOCI			[2]
Deferred tax			[2]
Total other comprehensive income			[2]
Comprehensive income	5,619,000	1,544,000	[2]
Total subsidiaries [Member]
Subsidiaries:
Equity	55,834,000	51,325,000		22,335,000
Income	5,081,000	1,681,000		858,000
Debt instruments at FVOCI	110,000	(260,000)		(86,000)
Deferred tax	(31,000)	71,000		2,000
Total other comprehensive income	79,000	(189,000)		(84,000)
Comprehensive income	$ 5,160,000	$ 1,492,000		$ 774,000
Santander Gestion de Recaudacion y Cobranzas Limitada [Member]
Subsidiaries:
Non- controlling %	10000.00%	100.00%		100.00%
Equity	$ 4,808,000	$ 3,777,000		$ 3,777,000
Income	(127,000)	1,031,000		852,000
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income	$ (127,000)	$ 1,031,000		$ 852,000
Bansa Santander S.A. [Member]
Subsidiaries:
Non- controlling %	10000.00%	100.00%		100.00%
Equity	$ 19,565,000	$ 20,051,000		$ 20,051,000
Income	349,000	(486,000)		2,650,000
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income	$ 349,000	$ (486,000)		2,650,000
Multiplica Spa [Member]
Subsidiaries:
Non- controlling %	10000.00%	100.00%
Equity	$ 4,476,000	$ 4,480,000
Income	(187,000)	(4,000)
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income	(187,000)	(4,000)
Total Entities controlled through other considerations [Member]
Subsidiaries:
Equity	28,849,000	28,308,000		23,828,000
Income	35,000	541,000		3,502,000
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income	$ 35,000	$ 541,000		$ 3,502,000
Santander Agente de Valores Limitada [Member]
Subsidiaries:
Non- controlling %				0.94%
Equity				$ 488,000
Income				99,000
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income				$ 99,000

[1]	Formerly Santander Agente de Valores Limitada
[2]	On November 27, 2019, the Bank acquired 51% of Santander Consumer S.A., and the remaining 49% is accounted as non-controlling interest.